Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129667
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	6.61%		5.71%
Without Sales Load [Member] | C000129666
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	6.34%		5.43%
Without Sales Load [Member] | C000169044
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	6.77%	7.39%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%		12.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	15.00%	14.41%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	6.70%		5.83%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	6.70%		5.83%
S&P Target Date 2025 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.97%	6.70%	7.31%